Shareholder's equity (Tables)	12 Months Ended
Jun. 30, 2021
Shareholder's equity
Schedule of Ordinary Shares

	As of June 30,
(ADSs, representing an equal number of ordinary shares)	2020	2021
Basic shares	70,190,687	70,190,687
IPO shares	—	14,233,823
Restoration Award (Phantom Shares) - Converted	—	51,920
Supervisory Board Award (Restricted Shares)	—	15,384
Number of ordinary shares	70,190,687	84,491,814